Schedule of Investments (unaudited) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.6%
Chapman University, 3.00%, 04/01/51	$3,495	$2,531,052
Conservation Fund A Nonprofit Corp., 2019, 3.47%, 12/15/29	2,677	2,419,885
Grand Canyon University, 5.13%, 10/01/28	37,874	35,098,333

		40,049,270

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52	5,689	5,073,061

Health Care Providers & Services — 0.7%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	1,046	749,040
Cottage Health Obligated Group, 2020, 3.30%, 11/01/49	3,161	2,484,455
Hackensack Meridian Health, Inc.
2020, 2.68%, 09/01/41	22,500	16,687,551
2020, 2.88%, 09/01/50	5,828	4,214,465
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	8,626	5,963,467
OhioHealth Corp., 2.83%, 11/15/41	16,570	12,623,545
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	232	224,200
Providence St Joseph Health Obligated Group
Series 21-A, 2.70%, 10/01/51	4,030	2,669,249
Series A, 3.93%, 10/01/48	1,738	1,482,866
Sutter Health, Series 2018, 3.70%, 08/15/28	192	183,507

		47,282,345

Thrifts & Mortgage Finance — 0.2%
Community Preservation Corp., 2020, Class C, 2.87%, 02/01/30	17,450	15,021,090

Total Corporate Bonds — 1.6% (Cost: $131,801,197)		107,425,766

Municipal Bonds

Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority, Refunding RB
Series B, 2.16%, 09/01/32	4,000	3,300,356
Series B, 2.26%, 09/01/33	6,300	5,156,134
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series D, Class D, Sub Lien, 7.00%, 10/01/51	3,000	3,254,613
Series D, Class D, Sub Lien, 6.50%, 10/01/53	15,110	16,362,362
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(a)	6,319	5,794,365

		33,867,830

Alaska — 0.3%
State of Alaska International Airports System, Refunding RB
Series B, 5.00%, 10/01/32	5,000	5,307,230
Series B, 5.00%, 10/01/34	5,000	5,256,535
Series C, AMT, 5.00%, 10/01/27	6,060	6,583,855
Series C, AMT, 5.00%, 10/01/30	5,570	6,174,841

		23,322,461

Security	Par (000)	Value

Arizona — 2.9%
Arizona Health Facilities Authority, RB, Series B, 2.34%, 01/01/37(b)	$50,000	$46,720,950
Arizona Health Facilities Authority, Refunding RB, 5.00%, 12/01/39	5,000	5,160,400
Arizona Industrial Development Authority, RB(a) 7.10%, 01/01/55	3,195	2,746,850
Series A, 5.00%, 07/01/39	1,335	1,335,203
Series A, 5.00%, 07/01/49	2,075	1,999,626
Arizona Industrial Development Authority, RB, M/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33	57,026	55,470,129
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/44	10,000	10,545,470
City of Phoenix Civic Improvement Corp., Refunding RB, Series D, Junior Lien, 5.00%, 07/01/37	10,000	10,479,380
Industrial Development Authority of the City of Phoenix, RB(a)
Series A, 5.00%, 07/01/36	7,315	7,374,105
Series A, 5.00%, 07/01/41	5,000	5,010,975
Industrial Development Authority of the City of Phoenix, Refunding RB, 5.00%, 07/01/35(a)	1,795	1,814,382
Maricopa County Industrial Development Authority, RB
Series A, 5.00%, 09/01/31	1,000	1,136,863
Series A, 5.00%, 09/01/32	1,000	1,128,317
Series A, 5.00%, 09/01/34	1,000	1,109,056
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/36(a)	250	251,967
Maricopa County Pollution Control Corp., Refunding RB, 2.40%, 06/01/35	50,000	40,080,850
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 01/01/47	5,000	5,457,050

		197,821,573

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	37,355	34,371,942

California — 13.0%
Antelope Valley Community College District, Refunding GO, Series A, Class A, 4.00%, 08/01/46	12,000	11,705,304
Bay Area Toll Authority, Refunding RB, Series A, 2.00%, 04/01/56(b)	15,000	14,365,605
Beverly Hills Unified School District, GO
Series B, 5.00%, 08/01/32	1,825	2,202,029
Series B, 5.00%, 08/01/33	3,760	4,496,655
Series B, 5.00%, 08/01/34	4,230	5,014,712
Series B, 5.00%, 08/01/36	5,275	6,158,826
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/51(a)	1,915	1,367,777
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	5,388,395
5.00%, 02/01/37	5,000	5,368,215
California Health Facilities Financing Authority, Refunding RB, 4.00%, 05/15/51	5,000	4,711,615
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	11,593	10,478,848
Series 2021-1, Class A, 3.50%, 11/20/35	53,585	49,612,970

1

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Housing Finance Agency, RB, M/F Housing (continued)
Series 2021-2, Class A, (FHLMC), 3.75%, 03/25/35	$49,449	$49,758,693
Series A, 4.25%, 01/15/35	19	18,817
California Infrastructure & Economic Development Bank, RB, Series A, 5.00%, 11/01/30	10,000	11,723,940
California Municipal Finance Authority, RB
5.38%, 07/01/34(a)	1,000	1,010,352
5.63%, 07/01/44(a)	2,760	2,781,727
6.00%, 07/01/44	1,960	1,988,101
Series A, 6.00%, 08/01/44(a)	330	332,846
Series A, 6.13%, 08/01/49(a)	285	287,590
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,012,037
California Pollution Control Financing Authority, RB(a)
AMT, 5.00%, 07/01/37	10,000	10,017,410
Series A, AMT, 5.00%, 11/21/45	50,000	50,003,450
California Pollution Control Financing Authority, Refunding RB, Series A-2, AMT, 3.63%, 07/01/27	13,000	13,053,222
California School Finance Authority, RB(a)
Series A, 6.50%, 11/01/34	1,015	1,050,054
Series A, 6.75%, 11/01/45	1,395	1,438,947
California Statewide Communities Development Authority, Refunding RB
1.75%, 09/01/29	24,000	20,412,816
Series A, Class A, 5.25%, 11/01/44(a)	1,250	1,188,757
Series A, Class A, 4.00%, 08/15/51	6,430	6,126,234
Series B, Class B, 1.45%, 04/01/28	10,000	8,916,460
City of Irvine California, ST, 5.00%, 09/01/49	1,500	1,518,223
City of Los Angeles Department of Airports, Refunding ARB
Series B, 5.00%, 05/15/34	4,125	4,714,281
Series B, 5.00%, 05/15/35	1,875	2,122,686
Series B, 5.00%, 05/15/36	3,165	3,551,757
Series B, 5.00%, 05/15/37	2,725	3,035,279
Series B, 5.00%, 05/15/38	3,140	3,477,807
Series A, AMT, 5.00%, 05/15/40	5,000	5,341,860
Series A, AMT, 5.00%, 05/15/46	15,000	15,816,735
Series D, AMT, Subordinate, 5.00%, 05/15/30	10,000	11,078,510
Series D, AMT, Subordinate, 5.00%, 05/15/31	14,600	16,263,699
Series D, AMT, Subordinate, 5.00%, 05/15/32	13,000	14,386,905
Series D, AMT, Subordinate, 5.00%, 05/15/33	20,000	21,899,780
Series D, AMT, Subordinate, 5.00%, 05/15/34	20,000	21,697,840
Series D, AMT, Subordinate, 5.00%, 05/15/35	10,000	10,813,360
Series D, AMT, Subordinate, 5.00%, 05/15/36	25,000	26,790,550
Series D, AMT, Subordinate, 5.00%, 05/15/37	20,000	21,570,620
Cloverdale Unified School District, Refunding GO, Series B, Class B, 4.00%, 08/01/49	5,000	4,805,420
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(a)	865	615,806
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(a)	7,490	5,935,480
CMFA Special Finance Agency, RB, M/F Housing(a)
Series A-1, 3.00%, 12/01/56	4,095	2,928,691
Series A-2, 4.00%, 08/01/45	885	716,843
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.13%, 07/01/56	15,360	10,530,616
4.00%, 07/01/56	19,980	15,671,289
4.00%, 10/01/56	3,340	2,991,254

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(a) (continued)
4.00%, 12/01/56	$2,985	$2,366,221
3.25%, 04/01/57	3,075	2,276,739
3.25%, 05/01/57	7,700	5,580,028
4.00%, 06/01/57	5,890	4,550,255
4.00%, 07/01/58	5,880	4,232,359
3.25%, 10/01/58	1,380	1,001,913
Series A2, 3.25%, 07/01/56	5,175	3,702,769
Series B, 4.00%, 07/01/58	6,700	4,842,371
Series B, 4.00%, 12/01/59	8,355	5,930,563
Senior Lien, 3.25%, 05/01/57	6,205	4,652,695
Senior Lien, 3.13%, 06/01/57	10,490	7,255,734
Series B, Sub Lien, 4.00%, 12/01/59	10,420	7,479,351
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Series A, Class A, 4.00%, 10/01/40	12,970	12,756,034
Fresno Unified School District, Refunding GO, Series B, 4.00%, 08/01/46	10,000	9,696,090
Glendale Community College District, GO, CAB, Series B, 0.00%, 08/01/39(c)	6,755	3,206,835
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.09%, 06/01/28	5,000	4,413,300
Class B, (SAP), 2.35%, 06/01/30	8,000	6,849,952
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, Class B-2, Subordinate, 0.00%, 06/01/66(c)	95,440	11,165,335
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	5,000	5,456,275
Municipal Improvement Corp. of Los Angeles, Refunding RB
5.00%, 11/01/39	6,300	7,047,583
5.00%, 11/01/40	6,620	7,387,695
Northern California Gas Authority No. 1, RB, Series B, 2.25%, 07/01/27(b)	3,600	3,578,497
Palo Alto Unified School District, GO, 3.00%, 08/01/33	5,000	4,941,530
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	10,000	10,362,830
Poway Unified School District, Refunding GO, CAB(c)
0.00%, 08/01/35	5,950	3,699,234
0.00%, 08/01/38	22,210	11,930,590
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/32	5,000	5,478,965
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, 5.00%, 10/01/43	10,000	11,149,130
Series A, 5.00%, 10/01/44	20,000	22,217,240
Series A, 5.00%, 10/01/45	15,000	16,632,465
Series A, 5.00%, 10/01/46	5,000	5,525,045
Series A, 4.00%, 10/01/47	10,000	9,838,600
Series A, 4.00%, 10/01/48	25,000	24,571,025
Series A, 4.00%, 10/01/49	25,000	24,483,250
Series A, 4.00%, 10/01/50	25,000	24,460,300
Series A, 4.00%, 10/01/51	15,000	14,487,360
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(a)(c)
Series D, 0.00%, 08/01/26	1,170	975,937
Series D, 0.00%, 08/01/43	20,000	7,127,420

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo County Community College District, GO(c)
Series B, Election 2005, (NPFGC), 0.00%, 09/01/35	$11,000	$7,023,610
Series B, Election 2005, (NPFGC), 0.00%, 09/01/36	21,650	13,165,343
State of California Department of Water Resources, Refunding RB, Series BC, 1.41%, 12/01/29	4,600	3,819,578
Tobacco Securitization Authority of Northern California, Refunding RB
Series A, 5.00%, 06/01/26	2,000	2,148,214
Series A, 5.00%, 06/01/27	1,550	1,684,244
Series A, 5.00%, 06/01/28	1,000	1,095,878
Series A, 5.00%, 06/01/29	1,050	1,156,568
Series A, 5.00%, 06/01/32	1,300	1,433,130
Series A, 4.00%, 06/01/34	1,335	1,329,169

		886,432,944

Colorado — 1.2%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	4,125	3,721,670
City & County of Denver CO Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/30	10,000	11,166,780
Series A, AMT, 5.00%, 12/01/36	10,750	11,505,499
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/22	30	30,028
5.00%, 07/01/46(a)	2,000	1,980,188
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/30	10,000	10,833,045
Series A, 5.00%, 08/01/31	5,000	5,385,260
Series A, 5.00%, 08/01/32	5,000	5,368,475
Series A, 5.00%, 08/01/35	5,000	5,348,325
Series A, 5.00%, 08/01/36	10,000	10,676,220
DIATC Metropolitan District, GO(a)
5.00%, 12/01/39	1,245	1,193,584
5.00%, 12/01/49	2,000	1,819,358
Fitzsimons Village Metropolitan District No. 1, Refunding GO, Senior Lien, 5.00%, 12/01/49	1,043	912,462
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(a)	2,965	2,846,490
Plaza Metropolitan District No.1, Refunding TA, 4.00%, 12/01/23(a)	1,000	990,092
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	5,591,455
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,000	951,275
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	2,756	2,337,019

		82,657,225

Connecticut — 1.3%
Colorado Housing and Finance Authority, Refunding RB, S/F Housing, Series A, Class A, RB, 3.85%, 05/15/45	10,000	9,163,810
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 2.88%, 11/15/30	5,030	4,883,280

Security	Par (000)	Value

Connecticut (continued)
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
0.55%, 05/15/26	$1,000	$914,214
0.60%, 11/15/26	1,000	902,622
0.70%, 05/15/27	2,500	2,233,295
0.75%, 11/15/27	2,250	1,984,169
0.85%, 05/15/28	2,940	2,565,973
0.90%, 11/15/28	1,150	990,328
1.05%, 05/15/29	3,000	2,566,299
1.10%, 11/15/29	5,630	4,754,321
1.30%, 05/15/30	3,450	2,912,897
1.35%, 11/15/30	4,050	3,382,159
1.45%, 05/15/31	1,220	1,033,414
1.50%, 11/15/31	4,910	4,121,317
1.60%, 05/15/32	3,740	3,127,160
1.70%, 05/15/34	2,635	2,105,149
Series B-1, (FHLMC, FNMA, GNMA), 3.00%, 11/15/49	1,820	1,781,214
Sub-Series A-1, 3.50%, 11/15/45	6,010	5,986,861
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, Class A1, 5.00%, 10/01/54(a)	2,370	2,306,501
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	10,540	10,660,409
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	5,475	5,560,545
Mohegan Tribe of Indians of Connecticut, Refunding RB(a)
Series C, 5.75%, 02/01/24	3,320	3,374,003
Series C, 5.75%, 02/01/25	3,755	3,854,211
Series C, 6.25%, 02/01/30	4,930	5,179,611

		86,343,762

Delaware — 0.3%
Affordable Housing Opportunities Trust, Series AH- 01, Class B, 6.88%, 05/01/39(a)(d)	15,050	14,280,302
State of Delaware, Refunding GO, 5.00%, 03/01/34	5,000	5,895,000

		20,175,302

District of Columbia — 0.6%
District of Columbia, Refunding GO, Series D, Class D, 4.00%, 02/01/39	5,000	5,073,010
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
AMT, 5.00%, 10/01/27	5,000	5,385,740
Series A, AMT, 5.00%, 10/01/30	5,000	5,200,570
Series A, AMT, 4.00%, 10/01/51	19,570	18,101,761
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/43	10,000	9,790,990

		43,552,071

Florida — 3.6%
Alta Lakes Community Development District, SAB
3.50%, 05/01/24	195	193,965
3.75%, 05/01/29	550	533,820
4.40%, 05/01/39	1,030	974,902
4.63%, 05/01/49	1,775	1,655,992
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	400	406,136
5.00%, 11/01/31	500	506,802

3

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Babcock Ranch Community Independent Special District, SAB (continued)
5.25%, 11/01/46	$3,465	$3,498,562
Brevard County Health Facilities Authority, Refunding RB(a)
4.00%, 11/15/31	580	557,450
4.00%, 11/15/45	1,575	1,342,068
4.00%, 11/15/55	2,340	1,863,429
Broward County Florida Tourist Development Tax Revenue, Refunding RB, 4.00%, 09/01/47	20,000	18,870,900
Canaveral Port Authority, ARB
Series B, Class B, 5.00%, 06/01/48	5,000	5,218,985
Series A, Class A, AMT, 5.00%, 06/01/45	5,000	5,151,670
Capital Trust Agency, Inc., RB
1.00%, 01/01/34	550	11,000
8.25%, 01/01/44	940	1,438
8.25%, 01/01/49	3,010	60,200
4.88%, 06/15/56(a)	12,000	9,924,348
Series A, Class A, 5.00%, 12/15/39	1,775	1,811,833
Series A, Class A, 5.00%, 06/15/49(a)	5,000	4,671,500
Series A-2, Class A-2, 5.00%, 01/01/26(a)	2,060	2,036,052
Celebration Pointe Community Development District No.1, SAB
4.75%, 05/01/24	100	100,886
5.00%, 05/01/34	710	713,039
5.13%, 05/01/45	985	986,273
4.00%, 05/01/53	3,000	2,485,908
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	965,438
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(a)	3,220	3,280,459
Collier County Industrial Development Authority, Refunding RB, Series A, Class A, 8.25%, 05/15/49(a)(d)(e)(f)	1,000	683,128
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.06%, 10/01/31	5,120	4,933,361
County of Miami-Dade Florida, RB(c)
0.00%, 10/01/38	30,000	14,910,630
0.00%, 10/01/44	10,000	3,575,730
Series C, AGC, (AGC), 0.00%, 10/01/44	48,000	17,621,280
County of Miami-Dade Florida, Refunding RB, Series A, AGC, (AGC), 0.00%, 10/01/45(c)	10,000	3,449,060
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, Subordinate, 4.00%, 10/01/50	11,005	9,888,202
County of Palm Beach Florida, RB(a)
5.25%, 04/01/23	85	85,128
5.00%, 04/01/39	2,700	2,770,084
5.00%, 04/01/51	2,305	2,268,012
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Class A3, Senior Lien, 6.50%, 05/01/44	2,185	2,243,005
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	995	837,378
Florida Development Finance Corp., RB
Series A, Class A, 5.75%, 06/15/29(a)	365	371,225
Series A, Class A, 6.00%, 06/15/34(a)	440	447,508
Series A, Class A, 6.13%, 06/15/44(a)	1,685	1,706,172
Series C, Class C, 5.75%, 12/15/56(a)	4,090	3,579,940

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB (continued)
AMT, 3.00%, 06/01/32	$4,240	$3,505,293
Florida Development Finance Corp., Refunding RB
5.00%, 11/15/26	1,000	1,081,226
5.00%, 11/15/28	1,050	1,160,341
5.00%, 11/15/29	1,350	1,503,199
5.00%, 11/15/30	1,500	1,679,113
5.00%, 11/15/31	1,600	1,799,811
5.00%, 11/15/32	1,800	2,020,064
6.50%, 06/30/57(a)	5,810	5,839,399
Series A, Class A, 4.50%, 12/15/56(a)	11,970	9,471,717
Florida Housing Finance Corp., RB, Class 1, (GNMA/FNMA/FHLMC), 3.70%, 07/01/38	2,275	2,194,151
Florida Housing Finance Corp., RB, S/F Housing
Series 1, Class 1, (FHLMC, FNMA, GNMA), 1.80%, 07/01/36	2,495	2,058,480
Series 1, Class 1, (FHLMC, FNMA, GNMA), 2.10%, 07/01/46	9,975	6,971,677
Series 1, Class 1, (FHLMC, FNMA, GNMA), 2.15%, 07/01/51	6,485	4,292,668
Harbor Bay Community Development District, Refunding SAB, Series A-2, Class A-2, 3.75%, 05/01/34	1,015	926,952
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,170	1,924,944
Series A-1, 4.10%, 05/01/48	1,400	1,204,956
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/25	195	195,137
2.13%, 05/01/26	185	177,174
4.25%, 05/01/26	800	797,154
2.63%, 05/01/31	260	230,865
4.88%, 05/01/35	1,100	1,099,537
4.40%, 05/01/39	690	653,090
3.13%, 05/01/41	645	503,421
4.88%, 05/01/45	2,275	2,186,282
5.13%, 05/01/46	5,655	5,521,005
4.50%, 05/01/49	1,595	1,459,138
4.00%, 05/01/51	925	772,477
Miami-Dade County Seaport Department, Refunding RB, Series A-2, (AGM), 4.00%, 10/01/49	20,000	18,455,200
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	1,870	1,857,349
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.00%, 09/01/50	885	865,357
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	2,030	2,039,222
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	995	909,029
Series 1, 3.50%, 05/01/37	1,250	1,079,850
Reunion East Community Development District, SAB
2.40%, 05/01/26	290	279,625
2.85%, 05/01/31	500	451,482
4.00%, 05/01/51	2,685	2,258,021
Sawyers Landing Community Development District, SAB
3.75%, 05/01/31	1,550	1,454,737
4.13%, 05/01/41	2,525	2,209,234

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	$143	$90,783
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	1,740,006
Talavera Community Development District, SAB
4.35%, 05/01/40	495	462,548
4.50%, 05/01/50	770	702,312
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(g)	490	361,850
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(e)(f)	535	5
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,349,459
5.63%, 05/01/45	3,610	3,632,573
V-Dana Community Development District, SAB, 4.00%, 05/01/52	750	618,766
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,502,014
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	250	241,539
3.00%, 05/01/31	435	396,527
3.25%, 05/01/41	2,025	1,620,142

		243,999,799

Georgia — 1.9%
Atlanta Urban Redevelopment Agency, RB(a)
2.38%, 07/01/26	1,380	1,316,555
2.88%, 07/01/31	1,930	1,734,348
3.63%, 07/01/42	5,605	4,833,741
3.88%, 07/01/51	2,630	2,199,987
City of Atlanta GA Department of Aviation, Refunding RB
Series B, 5.00%, 07/01/28	1,100	1,236,854
Series B, 5.00%, 07/01/29	1,095	1,247,022
Series B, 5.00%, 07/01/32	1,625	1,877,582
Series B, 5.00%, 07/01/33	1,800	2,056,568
Series B, 5.00%, 07/01/34	1,635	1,853,596
Series B, 5.00%, 07/01/35	2,600	2,925,507
Series C, AMT, 5.00%, 07/01/29	1,160	1,286,767
Series C, AMT, 5.00%, 07/01/30	1,315	1,460,442
Series C, AMT, 5.00%, 07/01/31	1,730	1,963,569
Series C, AMT, 5.00%, 07/01/32	1,000	1,131,456
Series C, AMT, 5.00%, 07/01/33	1,400	1,561,759
Series C, AMT, 5.00%, 07/01/34	1,000	1,107,626
Series C, AMT, 5.00%, 07/01/35	1,500	1,646,500
Series C, AMT, 5.00%, 07/01/36	1,500	1,640,322
Series C, AMT, 5.00%, 07/01/37	1,620	1,761,214
City of Columbus GA, GO, 5.00%, 01/01/30	5,000	5,831,930
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(a)	3,355	3,368,870
Georgia Housing & Finance Authority, RB, S/F Housing, Series B1, 3.65%, 06/01/44	9,670	9,359,864
Georgia Housing & Finance Authority, Refunding RB, S/F Housing
Series A, Class A, 2.40%, 12/01/41	4,245	3,201,193
Series A, Class A, 2.65%, 12/01/46	8,000	5,911,816
Series A, Class A, 2.70%, 12/01/51	9,535	7,245,847
Series A-1, 3.80%, 12/01/40	8,175	7,913,089

Security	Par (000)	Value

Georgia (continued)
Georgia State Road & Tollway Authority, RB 5.00%, 06/01/31	$8,950	$10,383,254
Series A, (GTD), 4.00%, 07/15/38	5,470	5,581,637
Series A, (GTD), 4.00%, 07/15/40	10,000	10,053,370
Series A, (GTD), 4.00%, 07/15/41	10,000	10,038,330
State of Georgia, GO, Series A, Class A, 5.00%, 08/01/32	7,000	8,166,844
State of Georgia, Refunding GO
Series A, Class A, 4.00%, 07/01/34	5,000	5,349,650
Series A, Class A, 4.00%, 07/01/35	5,000	5,288,580

		132,535,689

Hawaii — 0.3%
Kauai County Community Facilities District, ST
5.00%, 05/15/44	625	629,001
5.00%, 05/15/49	2,750	2,753,581
State of Hawaii Department of Budget & Finance Refunding RB, Series A, Class A, 4.00%, 07/01/40	14,000	13,608,336
State of Hawaii, Refunding GO, Series GJ, 2.04%, 08/01/31	7,500	6,321,000

		23,311,918

Idaho — 0.4%
Idaho Housing & Finance Association, RB(a) 4.25%, 06/15/62	5,910	4,492,947
Series A, Class A, 6.95%, 06/15/55	5,150	5,029,232
Idaho Housing & Finance Association, Refunding RB
Series A, Class A, 5.00%, 07/15/30	500	575,733
Series A, Class A, 5.00%, 07/15/31	725	840,986
Series A, Class A, 5.00%, 07/15/32	1,000	1,153,875
Series A, Class A, 5.00%, 07/15/33	1,100	1,249,589
Series A, Class A, 5.00%, 07/15/34	1,250	1,404,306
Series A, Class A, 5.00%, 07/15/35	1,250	1,391,394
Series A, Class A, 4.00%, 07/15/36	1,500	1,495,505
Series A, Class A, 4.00%, 07/15/37	2,100	2,065,489
Series A, Class A, 4.00%, 07/15/38	3,000	2,924,391
Series A, Class A, 4.00%, 07/15/39	3,250	3,143,731

		25,767,178

Illinois — 2.9%
Chicago Board of Education, GO 6.32%, 11/01/29	7,990	7,994,027
Series C, Class C, 5.25%, 12/01/39	7,050	7,159,754
Series D, Class D, 5.00%, 12/01/46	29,655	29,378,958
Series H, Class H, 5.00%, 12/01/46	5,000	5,025,660
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	19,810	19,520,299
6.14%, 12/01/39	8,460	8,717,658
6.52%, 12/01/40	7,045	7,360,447
Chicago Board of Education, Refunding GO
Series B, Class B, 4.00%, 12/01/35	11,230	10,806,573
Series C, Class C, 5.00%, 12/01/24	3,280	3,374,726
Series C, Class C, 5.00%, 12/01/27	4,585	4,884,345
Series C, Class C, 5.00%, 12/01/34	5,590	5,769,383
Series F, Class F, 5.00%, 12/01/23	7,220	7,338,632
City of Chicago Illinois Revenue, Refunding SA(a)
1.57%, 12/01/22	270	267,967
1.99%, 12/01/23	280	271,521
2.27%, 12/01/24	315	299,985
2.53%, 12/01/25	335	314,961
2.69%, 12/01/26	305	283,419
2.87%, 12/01/27	248	228,617

5

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Revenue, Refunding
SA(a) (continued)
3.04%, 12/01/28	$270	$247,212
3.20%, 12/01/29	325	295,966
3.29%, 12/01/30	350	315,762
3.38%, 12/01/31	375	335,424
3.45%, 12/01/32	300	265,499
Illinois Finance Authority, Refunding RB
Class A, 4.00%, 08/15/39	7,000	6,676,516
Series A, 5.00%, 08/15/33	3,640	4,072,530
Series A, Class A, 5.00%, 08/15/27	2,165	2,383,626
Series A, Class A, 5.00%, 08/15/28	3,310	3,688,882
Series A, Class A, 5.00%, 08/15/29	2,450	2,757,377
Series A, Class A, 5.00%, 08/15/30	2,560	2,901,000
Series A, Class A, 5.00%, 08/15/31	2,530	2,881,723
Series A, Class A, 5.00%, 08/15/32	2,960	3,361,003
Series A, Class A, 5.00%, 08/15/34	4,870	5,405,242
Series A, Class A, 5.00%, 08/15/35	5,000	5,509,520
Series A, Class A, 5.00%, 08/15/36	4,830	5,289,613
Series A, Class A, 4.00%, 11/15/39	15,000	14,429,385
Illinois Housing Development Authority, RB, S/F Housing
Series D, Class A, (FHLMC, FNMA, GNMA), 2.25%, 04/01/30	975	915,981
Series D, Class A, (FHLMC, FNMA, GNMA), 2.35%, 04/01/31	900	844,052
Series D, Class A, (FHLMC, FNMA, GNMA), 2.70%, 10/01/34	5,000	4,532,485
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36(h)	10,000	10,659,260
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 12/15/47	5,000	4,459,300

		201,224,290

Indiana — 0.3%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	160	165,986
Indiana Finance Authority, Refunding RB
Series B, Class B, 3.53%, 09/15/34	4,520	3,626,753
Series B, Class B, 3.75%, 09/15/37	7,715	6,101,747
Series B, Class B, 3.83%, 09/15/41	2,780	2,130,706
Indiana Housing & Community Development
Authority, RB, S/F Housing, Series A, Class A,
(FHLMC, FNMA, GNMA), 3.00%, 07/01/52	6,635	6,421,964

		18,447,156

Kentucky — 0.2%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(a)	2,875	2,786,050
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,287,765
Westvaco Corp., RB, 7.67%, 01/15/27(a)	3,100	3,376,263

		11,450,078

Louisiana — 0.2%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(a)	5,600	4,836,193
Louisiana Public Facilities Authority, RB, Series A, 5.00%, 04/01/57(a)	4,965	4,260,864
Louisiana Public Facilities Authority, Refunding RB
5.00%, 10/01/26	215	231,269
5.00%, 10/01/32	310	349,301

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued)
5.00%, 10/01/34	$785	$866,470
5.00%, 10/01/35	825	904,610
4.00%, 10/01/36	810	804,579
4.00%, 10/01/37	1,000	974,680
4.00%, 10/01/38	850	805,383
4.00%, 10/01/39	815	771,780

		14,805,129

Maine — 0.5%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(a)	12,755	10,636,981
Maine Health & Higher Educational Facilities Authority, RB, Series A, 4.00%, 07/01/50	9,215	8,477,754
Maine State Housing Authority, RB, M/F Housing
Series A, 0.60%, 11/15/26	2,000	1,829,642
Series A, 1.85%, 11/15/36	2,750	2,124,581
Series A, 2.05%, 11/15/41	1,185	848,390
Series A, 2.15%, 11/15/46	5,000	3,346,825
Maine State Housing Authority, RB, S/F Housing
Series A, 3.00%, 11/15/44	2,500	2,085,205
Series B, 3.75%, 11/15/38(h)	6,075	6,175,195
Series H, 3.55%, 11/15/37	1,035	1,037,948

		36,562,521

Maryland — 1.2%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	600	604,663
5.25%, 07/01/44	1,220	1,221,579
County of Anne Arundel Maryland, GO
5.00%, 10/01/30	4,380	5,162,999
5.00%, 10/01/31	4,225	5,036,289
5.00%, 10/01/33	4,015	4,754,451
5.00%, 10/01/34	4,615	5,430,009
5.00%, 10/01/36	4,615	5,364,702
County of Anne Arundel Maryland, Refunding GO
5.00%, 04/01/30	4,625	5,417,812
5.00%, 04/01/31	4,685	5,555,271
5.00%, 04/01/32	1,095	1,311,509
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,188,139
Maryland Community Development Administration, RB, M/F Housing
Series D, 2.75%, 07/01/34	1,005	894,875
Series D, (FHA), 2.95%, 07/01/62	2,000	1,427,150
Maryland Community Development Administration, Refunding RB, S/F Housing
Series A, 2.50%, 09/01/40	5,000	4,074,880
Series A, 2.60%, 03/01/42	3,490	2,829,961
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(a)	10,405	11,024,680
State of Maryland Department of Transportation, ARB
Series A, 3.00%, 10/01/33	5,000	4,854,225
Class B, AMT, 5.00%, 08/01/30	1,000	1,130,566
Class B, AMT, 5.00%, 08/01/31	1,250	1,416,271
Class B, AMT, 5.00%, 08/01/32	1,420	1,602,902
Class B, AMT, 5.00%, 08/01/33	1,280	1,417,967
Class B, AMT, 5.00%, 08/01/34	1,105	1,211,673
Class B, AMT, 5.00%, 08/01/35	1,115	1,214,339
Class B, AMT, 5.00%, 08/01/36	1,285	1,388,984

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
State of Maryland Department of Transportation, ARB (continued)
Class B, AMT, 4.00%, 08/01/37	$1,500	$1,429,421
Class B, AMT, 4.00%, 08/01/38	1,500	1,415,687
Class B, AMT, 4.00%, 08/01/39	1,840	1,721,642
Class B, AMT, 4.00%, 08/01/40	1,600	1,483,851

		81,586,497

Massachusetts — 2.2%
City of Cambridge, GO
5.00%, 02/15/29	5,400	6,245,564
5.00%, 02/15/30	5,395	6,337,096
City of Springfield, Refunding GO
(SAW), 5.00%, 03/01/31	1,755	2,067,738
(SAW), 5.00%, 03/01/32	2,225	2,610,949
Commonwealth of Massachusetts, RB, Series A, 3.88%, 01/15/31	8,670	8,439,326
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,867,890
5.00%, 10/01/43	5,000	4,647,185
Series D, 5.00%, 07/01/44	5,000	5,095,345
Series J2, 5.00%, 07/01/43	10,000	10,465,590
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(a)	2,560	2,612,114
4.13%, 10/01/42(a)	8,225	8,319,514
Class K, Class K, 5.00%, 07/01/38	5,000	5,125,635
Series A, 5.00%, 07/15/33	25,000	27,412,150
Series G, 5.00%, 07/01/29	150	164,754
Series G, 5.00%, 07/01/30	225	248,594
Series G, 5.00%, 07/01/32	425	471,272
Series G, 5.00%, 07/01/34	375	409,447
Series G, 5.00%, 07/01/38	300	322,774
Massachusetts Educational Financing Authority, RB, Series A, 2.46%, 07/01/30	5,000	4,275,255
Massachusetts Health & Educational Facilities Authority, RB, 5.50%, 07/01/32	5,000	6,262,015
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.40%, 12/01/49	3,115	2,514,269
Series C1, (FHA, HUD SECT 8), 2.75%, 12/01/55	2,250	1,649,781
Series C-1, 2.65%, 12/01/34	2,950	2,576,766
Series C-1, 3.10%, 12/01/44	2,500	1,999,160
Series C-1, 3.15%, 12/01/49	2,890	2,220,052
Series C-1, 3.25%, 12/01/54	7,790	5,909,961
Series C-1, 3.30%, 12/01/59	10,000	7,483,000
Series C-1, 3.35%, 06/01/62	5,010	3,766,157
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing
Series B-1, (FHA), 2.75%, 12/01/34	2,185	1,930,570
Series B-1, (FHA), 3.30%, 12/01/56	5,810	4,406,019
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.39%, 08/01/33	9,380	7,898,701

		148,754,643

Michigan — 1.8%
Grand Traverse County Hospital Finance Authority, Refunding RB
5.00%, 07/01/29	1,175	1,326,615
5.00%, 07/01/30	1,710	1,945,936

Security	Par (000)	Value

Michigan (continued)
Grand Traverse County Hospital Finance Authority, Refunding RB (continued)
5.00%, 07/01/31	$2,700	$3,094,159
Michigan Finance Authority, RB 4.00%, 02/15/47	10,000	9,355,970
Class A, 5.00%, 12/01/28	1,500	1,686,221
Class A, 5.00%, 12/01/29	2,000	2,270,476
Class B, 5.00%, 12/01/43(b)	14,080	15,766,784
Series A, 6.50%, 06/01/57(a)	4,020	3,905,647
Series S, 5.00%, 11/01/44	5,000	5,198,130
Michigan Finance Authority, Refunding RB
5.00%, 11/15/37	5,000	5,233,555
4.00%, 12/01/46	16,000	15,021,232
4.00%, 02/15/44	20,000	19,358,700
Series B, 5.00%, 07/01/44	5,000	5,041,545
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.25%, 10/01/41	5,140	3,725,236
Series A, 2.45%, 10/01/46	15,565	10,806,172
Series A, 2.55%, 10/01/51	8,700	5,818,960
Series A, 2.70%, 10/01/56	4,175	2,762,464
Series A, 2.73%, 10/01/59	10,000	6,478,820
Michigan State University, RB, Series B, (AMBAC), 2.58%, 02/15/37(b)	5,000	4,879,455

		123,676,077

Minnesota — 0.8%
City of Deephaven Minnesota, Refunding RB,
Series A, Class A, 5.50%, 07/01/50	2,500	2,523,095
City of Minneapolis, RB
4.00%, 11/15/36	3,500	3,499,279
4.00%, 11/15/37	3,250	3,219,170
4.00%, 11/15/38	3,750	3,668,974
4.00%, 11/15/39	4,250	4,166,866
City of Minneapolis, RB, M/F Housing, (FNMA COLL), 2.35%, 02/01/38	7,000	5,815,453
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Series A, 5.00%, 01/01/28	5,000	5,495,375
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 2.40%, 01/01/35	1,240	1,113,467
Series B, (FHLMC, FNMA, GNMA), 2.63%, 01/01/40	4,960	4,274,300
Series B, (FHLMC, FNMA, GNMA), 2.80%, 01/01/44	1,235	998,951
Series B, (FHLMC, FNMA, GNMA), 3.50%, 07/01/50	7,880	7,821,711
Series E, (FHLMC, FNMA, GNMA), 1.85%, 01/01/29	740	690,484
Series E, (FHLMC, FNMA, GNMA), 1.90%, 07/01/29	750	711,590
Series E, (FHLMC, FNMA, GNMA), 1.95%, 01/01/30	1,455	1,378,323
Series E, (FHLMC, FNMA, GNMA), 2.05%, 01/01/31	1,480	1,336,486
Series E, Class E, (FHLMC, FNMA, GNMA), 2.50%, 07/01/40	3,745	3,052,328

7

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Minnesota Housing Finance Agency, Refunding RB,
S/F Housing, Series B, AMT, (FHLMC, FNMA,
GNMA), 3.10%, 07/01/35	$610	$575,426
State of Minnesota, GO, Series A, 5.00%, 09/01/32	1,855	2,196,867
University of Minnesota, RB, 4.05%, 04/01/52	4,446	4,201,128

		56,739,273

Mississippi — 0.2%
Mississippi Business Finance Corp., Refunding RB, 2.38%, 06/01/44	9,190	5,981,891
Mississippi Home Corp,. RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.13%, 12/01/44	1,000	731,637
Series A, (FHLMC, FNMA, GNMA), 3.00%, 12/01/50	3,790	3,703,061

		10,416,589

Missouri — 1.3%
City of St. Louis Missouri Airport Revenue, ARB,
Series C, (AGM), 5.00%, 07/01/42	5,000	5,239,235
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 5.00%, 07/01/31	6,200	7,186,265
Series A, 5.00%, 07/01/32	2,200	2,538,411
Kansas City Industrial Development Authority, ARB
Series A, Class A, AMT, 5.00%, 03/01/34	5,000	5,329,545
Series A, Class A, AMT, 5.00%, 03/01/35	5,000	5,296,840
Series A, Class A, AMT, 5.00%, 03/01/36	5,000	5,269,490
Series A, Class A, AMT, 5.00%, 03/01/39	5,000	5,220,480
Series B, Class B, AMT, 5.00%, 03/01/39	5,000	5,265,595
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37(c)	2,735	2,446,734
Series C, 7.50%, 11/15/46	1,701	1,438,259
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	8,059	6,637,179
Class D, 2.00%, 11/15/46	3,597	160,546
Missouri Housing Development Commission, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.55%, 11/01/40.	1,525	1,330,265
Series A, (FHLMC, FNMA, GNMA), 2.70%, 11/01/45	2,175	1,728,316
Series A, (FHLMC, FNMA, GNMA), 3.50%, 11/01/50	7,985	7,954,377
Missouri State Environmental Improvement &
Energy Resources Authority, Refunding RB,
Series C, 2.75%, 09/01/33	25,000	23,220,275
St. Louis Land Clearance for Redevelopment
Authority, Refunding RB, 3.88%, 10/01/35	2,515	2,132,016

		88,393,828

Nebraska — 0.3%
Metropolitan Utilities District of Omaha Gas System Revenue RB
5.00%, 12/01/32	5,455	6,449,697
5.00%, 12/01/33	5,730	6,700,565
5.00%, 12/01/34	6,015	6,976,594

		20,126,856

Security	Par (000)	Value

Nevada — 0.7%
City of Las Vegas Nevada Special Improvement District No. 607, Refunding SAB
5.00%, 06/01/23	$225	$227,102
5.00%, 06/01/24	95	97,089
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	5,632,796
Clark County Department of Aviation, Refunding RB
Series B, AMT, Subordinate, 5.00%, 07/01/27	6,380	6,926,236
Series A, Class A, Subordinate, 5.00%, 07/01/33	2,800	3,176,544
Series A, Class A, Subordinate, 5.00%, 07/01/34	8,460	9,526,442
Series A, Class A, Subordinate, 5.00%, 07/01/35	5,000	5,590,100
Series A, Class A, Subordinate, 5.00%, 07/01/36	2,250	2,499,379
State of Nevada Department of Business & Industry, RB(a)
Series A, 4.50%, 12/15/29	280	281,325
Series A, Class A, 5.00%, 12/15/38	965	968,933
Washoe County School District, GO, Series A, 4.00%, 06/01/46	11,895	11,340,039

		46,265,985

New Hampshire — 0.6%
National Finance Authority, RB, Series 2020-1,
Class A, 4.13%, 01/20/34	19,265	18,891,654
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,880	10,338,493
Series B, 4.63%, 11/01/42(a)	7,900	7,456,842
Series C, AMT, 4.88%, 11/01/42(a)	2,995	2,863,094

		39,550,083

New Jersey — 2.0%
Essex County Improvement Authority, RB
Series A, Class A, (BAM), 5.00%, 08/01/33	170	192,161
Series A, Class A, (BAM), 5.00%, 08/01/34	150	168,615
Series A, Class A, (BAM), 5.00%, 08/01/35	250	279,523
Series A, Class A, (BAM), 4.00%, 08/01/37	300	299,933
Series A, Class A, (BAM), 4.00%, 08/01/38	610	607,095
Series A, Class A, (BAM), 4.00%, 08/01/39	630	625,163
Series A, Class A, (BAM), 4.00%, 08/01/40	330	325,993
Series A, Class A, (BAM), 4.00%, 08/01/41	350	343,366
Series A, Class A, (BAM), 4.00%, 08/01/51	1,500	1,426,347
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, Class A, AMT, 5.00%, 12/01/24(i)	750	767,285
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	1,275	1,289,356
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(a)	265	245,641
New Jersey Economic Development Authority, Refunding RB, Series A, AMT, 2.20%, 10/01/39(b)	50,000	45,576,750
New Jersey Health Care Facilities Financing
Authority, RB
5.00%, 07/01/26	2,000	2,194,174
5.00%, 07/01/27	1,350	1,492,120
5.00%, 07/01/28	2,000	2,240,430
5.00%, 07/01/30	2,120	2,421,282
5.00%, 07/01/31	5,430	6,034,354
5.00%, 07/01/32	3,000	3,432,456
5.00%, 07/01/33	1,475	1,668,647
5.00%, 07/01/34	5,500	6,177,897
4.00%, 07/01/35	3,885	3,935,458
4.00%, 07/01/36	4,000	4,020,824

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing
Authority, RB (continued)
4.00%, 07/01/37	$3,650	$3,643,361
4.00%, 07/01/38	2,850	2,828,807
4.00%, 07/01/39	6,000	5,935,770
4.00%, 07/01/40	6,000	5,911,410
4.00%, 07/01/51	12,255	11,697,520
New Jersey Health Care Facilities Financing
Authority, Refunding RB
Series A, 4.00%, 07/01/35	5,000	4,950,215
Series A, 5.00%, 07/01/39	5,000	5,300,165
Series A, 4.00%, 07/01/43	10,000	9,752,930

		135,785,048

New Mexico — 0.1%
New Mexico Mortgage Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 2.70%, 07/01/40	2,460	2,189,668
Winrock Town Center Tax Increment Development
District No. 1, Refunding TA(a)
Senior Lien, 3.75%, 05/01/28	500	486,901
Senior Lien, 4.00%, 05/01/33	1,035	946,109
Senior Lien, 4.25%, 05/01/40	1,750	1,523,522

		5,146,200

New York — 10.8%
City of New York, GO, Sub-Series F-2, 1.94%, 03/01/29	7,500	6,533,362
Metropolitan Transportation Authority, Refunding RB, Sub-Series C-1, 5.00%, 11/15/34	5,000	5,247,400
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	11,250	9,590,614
New York City Housing Development Corp., RB, Series C-1, 4.13%, 05/01/58	9,340	8,521,545
New York City Housing Development Corp., RB, M/F Housing
Series A, (HUD SECT 8), 2.80%, 02/01/50	50,000	36,149,200
Series F-1, (FHA), 2.25%, 11/01/41	29,100	20,827,423
Series G-1, 3.90%, 05/01/45	10,000	8,978,280
Series I, 2.25%, 11/01/36	3,240	2,586,220
Series I, 2.45%, 11/01/41	6,200	4,628,009
Series I, 2.65%, 11/01/46	7,135	5,358,799
Series I, 2.70%, 11/01/51	8,285	5,985,009
Series I, 2.80%, 05/01/56	10,045	7,220,436
Series I-1, (FHA), 2.10%, 11/01/35	2,915	2,313,805
Series I-1, (FHA), 2.55%, 11/01/45	28,970	21,566,369
Series I-1, (FHA), 2.65%, 11/01/50	5,000	3,374,580
Series I-1, (FHA), 2.70%, 11/01/55	5,000	3,527,420
Series I-1, (FHA), 2.80%, 11/01/60	5,000	3,512,595
Series J, 2.85%, 11/01/39	8,000	6,535,952
Series J, 3.00%, 11/01/44	8,135	6,330,901
Series J, 3.05%, 11/01/49	10,000	7,970,690
Series J, 3.15%, 11/01/54	15,000	10,963,305
Series J, 3.25%, 11/01/59	10,000	7,682,460
Series J, 3.35%, 11/01/65	15,000	11,728,515
Series A-1, RB, 3.95%, 11/15/44	10,000	9,485,460
New York City Housing Development Corp., Refunding RB, M/F Housing
2.25%, 11/01/31	1,170	1,037,856
Series C, 2.25%, 11/01/41	8,495	6,441,521
Series C, 2.40%, 11/01/46	14,050	10,147,950

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp.,
Refunding RB, M/F Housing (continued)
Series C, 2.50%, 11/01/51	$14,155	$9,982,672
Series C, 2.60%, 11/01/56	7,210	4,959,586
New York City Municipal Water Finance Authority, Refunding RB, Series AA, 4.00%, 06/15/43	7,500	7,230,690
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C-3, 3.50%, 11/01/32	16,000	14,660,848
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	49,285	47,568,256
Series 2, Class 2, 5.15%, 11/15/34	240	241,930
Series 2, Class 2, 5.38%, 11/15/40	570	575,999
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/31	5,000	5,789,380
Series A, 4.00%, 03/15/39	19,000	18,633,243
Series B, 5.75%, 07/01/24(j)	990	1,025,488
Series E, 5.00%, 03/15/35	25,000	28,281,525
Series E, 5.00%, 03/15/36	15,000	16,750,680
Series E, 4.00%, 03/15/37	25,000	24,934,275
Series E, 4.00%, 03/15/38	25,000	24,425,625
Series E, 4.00%, 03/15/39	15,000	14,719,080
Series E, 4.00%, 03/15/40	10,000	9,805,950
Catholic Health Services, 5.00%, 07/01/35	600	595,133
Catholic Health Services, 5.00%, 07/01/36	975	961,508
Catholic Health Services, 4.00%, 07/01/37	1,860	1,632,630
Catholic Health Services, 4.00%, 07/01/38	1,650	1,426,554
New York State Housing Finance Agency, RB, M/F Housing
Series H, (FNMA SONYMA), 2.25%, 11/01/29	275	261,023
Series H, (FNMA SONYMA), 2.35%, 11/01/30	250	235,360
Series H, (FNMA SONYMA), 2.40%, 11/01/31	250	232,727
Series H, (FNMA SONYMA), 3.15%, 11/01/44	1,000	799,970
Series I, (FNMA SONYMA), 2.40%, 05/01/31	280	262,672
Series I, (FNMA SONYMA), 2.75%, 11/01/34	1,250	1,144,086
Series I, (FNMA SONYMA), 3.15%, 11/01/44	3,275	2,619,902
Series K, (FHLMC, FNMA, GNMA SONYMA), 3.00%, 11/01/32	1,500	1,425,312
Series M, (FHLMC, FNMA, GNMA SONYMA), 3.15%, 11/01/32	1,000	963,006
Series M, (FHLMC, FNMA, GNMA SONYMA), 3.50%, 11/01/37	415	379,932
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/45	10,000	10,874,810
Series A-1, 4.00%, 03/15/38	10,000	9,792,330
New York State Urban Development Corp., RB
2.13%, 03/15/32	500	408,705
2.23%, 03/15/33	1,500	1,215,262
New York State Urban Development Corp., Refunding RB
Series B, 2.84%, 03/15/32	10,000	8,634,540
Series F, 2.00%, 03/15/33	2,990	2,365,861
New York Transportation Development Corp., ARB
Series A, AMT, 5.00%, 07/01/34	5,000	5,073,250
Series A, AMT, 5.00%, 07/01/41	5,000	5,101,550
Series A, AMT, 5.00%, 07/01/46	50,000	50,984,650
Series A, AMT, 5.25%, 01/01/50	25,000	25,634,150
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/26	10,000	10,319,020

9

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, 5.00%, 01/01/27	$10,000	$10,369,190
AMT, 5.00%, 01/01/28	10,000	10,395,660
AMT, 5.00%, 01/01/29	10,000	10,383,500
AMT, 5.00%, 01/01/30	10,000	10,343,340
AMT, 5.00%, 01/01/32	12,000	12,284,016
AMT, 5.00%, 01/01/34	15,500	15,732,763
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/26	1,450	1,547,682
5.00%, 12/01/27	1,500	1,617,201
5.00%, 12/01/28	1,300	1,411,661
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/27	4,000	4,361,628
Series 226, AMT, 5.00%, 10/15/28	4,000	4,398,128
Series 226, AMT, 5.00%, 10/15/30	2,000	2,232,684
Series 226, AMT, 5.00%, 10/15/31	2,760	3,087,168
Series 226, AMT, 5.00%, 10/15/32	1,850	2,050,037
Series 226, AMT, 5.00%, 10/15/33	1,350	1,479,083
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	15,000	10,413,990
Series 227, 2.30%, 10/01/40	7,000	5,602,842
Series 227, 2.50%, 10/01/47	12,730	9,409,520
Series 226, AMT, 1.80%, 04/01/28	1,000	906,802
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	5,000	5,357,560
Series C, 5.25%, 05/15/52	5,000	5,521,490

		736,080,791

North Carolina — 3.1%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding ARB
5.00%, 07/01/34	3,095	3,430,578
5.00%, 07/01/36	1,860	2,032,004
5.00%, 07/01/49	5,000	5,298,280
Series A, 5.00%, 07/01/28	2,395	2,696,298
Series A, 5.00%, 07/01/29	1,750	1,995,506
Series A, 5.00%, 07/01/30	2,250	2,592,016
Series A, 5.00%, 07/01/31	5,120	5,945,457
Series A, 5.00%, 07/01/33	5,750	6,565,453
Series A, 5.00%, 07/01/34	3,000	3,396,393
Series A, 4.00%, 07/01/35	3,100	3,158,677
Series A, 4.00%, 07/01/36	3,375	3,403,269
Series A, 5.00%, 07/01/37	5,000	5,537,005
Series A, 4.00%, 07/01/38	4,250	4,209,327
Series A, 4.00%, 07/01/39	5,000	4,921,760
Series A, 4.00%, 07/01/41	2,410	2,334,056
Series A, 4.00%, 07/01/51	10,000	9,529,100
Series B, AMT, 4.00%, 07/01/51	5,000	4,592,120
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 07/01/52(h)	16,500	16,215,540
County of Mecklenburg North Carolina, GO(h)
5.00%, 09/01/28	10,000	11,427,030
5.00%, 09/01/29	10,000	11,610,760
5.00%, 09/01/30	10,000	11,772,170
5.00%, 09/01/33	4,685	5,587,537
5.00%, 09/01/34	10,000	11,833,190

Security	Par (000)	Value

North Carolina (continued)
County of Mecklenburg North Carolina, GO(h) (continued)
5.00%, 09/01/35	$10,000	$11,756,000
North Carolina Housing Finance Agency, RB, S/F Housing
Series 43, (FHLMC, FNMA, GNMA), 2.63%, 01/01/35	2,935	2,593,040
Series 43, (FHLMC, FNMA, GNMA), 2.80%, 01/01/40	5,025	4,511,209
Series 44, 1.75%, 01/01/26	935	905,130
Series 44, 1.80%, 07/01/26	1,205	1,162,514
Series 44, 2.05%, 01/01/28	1,280	1,228,978
Series 44, 2.20%, 07/01/29	1,010	964,080
Series 44, 2.30%, 01/01/31	1,060	1,006,335
Series 44, 2.35%, 07/01/31	935	887,046
Series 44, 2.55%, 07/01/35	1,175	1,057,296
Series 46-A, (FHLMC, FNMA, GNMA), 3.00%, 07/01/51	15,700	15,310,310
North Carolina Medical Care Commission, Refunding RB
4.00%, 01/01/41	1,020	906,971
5.00%, 06/01/45	5,000	5,117,150
Series A, 5.25%, 01/01/41	2,470	2,358,025
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	5,275,485
Series A, AMT, 5.00%, 05/01/35	5,000	5,251,450
State of North Carolina, GO, Series B, 5.00%, 06/01/29	5,000	5,799,385
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(a)	2,100	2,125,059

		208,298,989

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	760	669,183

Ohio — 1.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	40,070	38,174,689
Ohio Housing Finance Agency, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 2.55%, 09/01/50	2,950	2,150,229
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.50%, 09/01/35	1,355	1,248,712
Series A, (FHLMC, FNMA, GNMA), 2.75%, 09/01/40	2,480	2,245,511
Series A, (FHLMC, FNMA, GNMA), 2.90%, 09/01/45	4,420	3,701,392
Ohio Water Development Authority, RB, Series A, 5.00%, 06/01/29	10,000	11,486,130
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44(h)	10,000	10,654,640

		69,661,303

Oklahoma — 0.2%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(a)	5,010	5,074,624
Series B, 5.25%, 08/15/48	10,000	9,160,000

		14,234,624

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 1.5%
Clackamas & Washington Counties School District
No.3, GO, CAB, Series A, Class A, (GTD), 0.00%, 06/15/49(c)	$1,750	$518,560
County of Multnomah Oregon, GO, Series B, 0.80%, 06/15/26	26,870	23,970,512
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	865	866,982
Oregon Health & Science University, Refunding RB, Series A, 4.00%, 07/01/51	15,000	13,955,805
Oregon State Facilities Authority, Refunding RB, Series A, 4.00%, 06/01/41	10,000	9,374,200
Port of Portland Oregon Airport Revenue, ARB
Series 24A, 5.00%, 07/01/47	5,000	5,223,420
Series 24B, AMT, 5.00%, 07/01/47	5,000	5,143,020
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 27-A, AMT, 4.00%, 07/01/50	5,000	4,631,640
Series 28, AMT, 5.00%, 07/01/52	5,000	5,299,870
Salem-Keizer School District No.24J, GO, CAB, Series A, (GTD), 0.00%, 06/15/40(c)	12,395	5,717,838
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, AMT, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	165,001
Tualatin Valley Fire & Rescue Rural Fire Protection District, GO
5.00%, 06/01/28	5,875	6,674,529
5.00%, 06/01/29	5,865	6,771,142
5.00%, 06/01/30	7,145	8,365,638
5.00%, 06/01/31	6,130	7,266,594

		103,944,751

Pennsylvania — 3.4%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 4.00%, 01/01/46	10,000	9,313,140
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	5,000	5,196,955
Allentown Neighborhood Improvement Zone
Development Authority, RB(a)
5.00%, 05/01/33	1,250	1,303,035
Subordinate, 5.00%, 05/01/28	2,520	2,631,180
Subordinate, 5.13%, 05/01/32	4,700	4,923,767
Subordinate, 5.38%, 05/01/42	5,550	5,714,935
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	1,390	1,106,760
4.00%, 07/01/51	1,000	788,036
Central Bradford Progress Authority, RB, Series B, Class B, 4.00%, 12/01/51	15,000	13,578,615
Chester County Health and Education Facilities Authority, Refunding RB
Series A, Class A, 5.00%, 12/01/22	895	895,943
Series A, Class A, 5.00%, 12/01/23	985	987,292
Series A, Class A, 5.00%, 12/01/24	1,035	1,035,221
Series A, Class A, 5.00%, 12/01/25	1,075	1,071,503
Series A, Class A, 5.25%, 12/01/45	1,500	1,391,179
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, 5.00%, 07/01/27	6,790	7,316,558
AMT, 5.00%, 07/01/28	10,350	11,245,358
Series B, AMT, 5.00%, 07/01/29	5,000	5,370,940
Series B, AMT, 5.00%, 07/01/30	5,000	5,353,005
Series B, AMT, 5.00%, 07/01/42	5,000	5,153,085

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania, GO, First Series, (BAM-TCRS), 4.00%, 03/01/35	$5,000	$5,128,070
County of Lehigh Pennsylvania, Refunding RB
5.00%, 07/01/44	10,000	10,513,360
Series A, 4.00%, 07/01/49	20,000	18,120,480
Geisinger Authority, Refunding RB, 5.00%, 04/01/43(b)	10,000	10,702,480
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	9,565	9,977,921
Northampton County Industrial Development
Authority, TA, 7.00%, 07/01/32	1,725	1,757,873
Pennsylvania Economic Development Financing Authority, RB
2.30%, 06/15/30	8,000	6,895,952
AMT, 5.00%, 12/31/38	5,000	5,121,845
AMT, 5.00%, 06/30/42	5,000	5,092,965
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 10/15/26	1,000	1,046,225
Series A, 5.00%, 10/15/28	1,500	1,669,615
Series A, 5.00%, 10/15/29	1,650	1,853,191
Series A, 5.00%, 10/15/31	1,400	1,593,283
Series A, 5.00%, 10/15/32	1,100	1,247,498
Series A, 5.00%, 10/15/33	1,150	1,287,757
Series A, 5.00%, 10/15/34	1,400	1,555,984
Series A, 5.00%, 10/15/35	1,100	1,216,249
Series A, 5.00%, 10/15/36	1,250	1,375,658
Series A, 4.00%, 10/15/37	1,400	1,374,548
Series A, 4.00%, 10/15/39	1,325	1,292,522
Series A, 4.00%, 10/15/40	1,200	1,159,116
AMT, 5.50%, 11/01/44	3,250	3,299,910
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B, 5.00%, 08/15/27	1,050	1,153,773
Series B, 5.00%, 08/15/34	1,055	1,177,926
Series B, 4.00%, 08/15/37	1,000	1,000,170
Series B, 4.00%, 08/15/39	1,000	988,563
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 2019-131A, 1.85%, 04/01/26	1,550	1,493,695
Series 2019-131A, 2.10%, 04/01/28	1,915	1,810,805
Series 125B, AMT, 3.65%, 10/01/42	20,000	17,846,000
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 121, 2.80%, 10/01/31	11,770	11,029,396
Series 134A, 3.00%, 10/01/49	8,790	8,646,486
Series 134B, AMT, 5.00%, 04/01/26	1,000	1,070,760
Series 134B, AMT, 5.00%, 10/01/26	1,545	1,666,264
Series 134B, AMT, 5.00%, 04/01/27	1,500	1,629,322
Series 134B, AMT, 5.00%, 10/01/27	1,250	1,367,394
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,321,605

		233,861,168

Puerto Rico — 11.0%
Children’s Trust Fund, RB, Series A, Class A, 0.00%, 05/15/57(c)	307,385	20,444,484
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43(c)	63,106	32,529,652
0.00%, 11/01/51(c)	101,464	46,183,915
Series A1, Restructured, 5.63%, 07/01/29	16,290	17,645,656
Series A1, Restructured, 5.75%, 07/01/31	7,605	8,308,915

11

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A1, Restructured, 4.00%, 07/01/33	$7,211	$6,781,854
Series A1, Restructured, 4.00%, 07/01/35	6,482	5,903,508
Series A1, Restructured, 4.00%, 07/01/37	5,563	4,977,853
Series A1, Restructured, 4.00%, 07/01/41	7,564	6,765,127
Series A1, Restructured, 4.00%, 07/01/46	7,867	6,584,852
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	9,280	5,270,776
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(c)	3,066	1,002,917
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB(a)
Series A, 5.00%, 07/01/25	315	324,401
Series A, 5.00%, 07/01/33	900	928,429
Series A, 5.00%, 07/01/37	450	457,997
Series A, 4.00%, 07/01/42	5,385	4,767,104
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(a)
Series B, 4.00%, 07/01/42	7,250	6,391,506
Series B, 4.00%, 07/01/47	15,000	12,691,965
Series C, 3.50%, 07/01/26	22,015	20,205,147
Series C, 3.75%, 07/01/27	21,550	19,567,163
Series A, Senior Lien, 5.00%, 07/01/35	16,225	16,472,350
Series A, Senior Lien, 5.00%, 07/01/47	19,795	20,037,528
Puerto Rico Electric Power Authority, RB
10.00%, 07/01/19	4,681	4,586,949
7.50%, 01/01/20	9,399	7,946,770
7.50%, 07/01/20	5,100	4,312,050
10.00%, 07/01/49	928	909,200
3rd Series, 5.40%, 01/01/23	1,908	1,612,772
Series A, 6.75%, 07/01/36(e)(f)	24,370	20,288,025
Series A-3, 10.00%, 07/01/19(c)(e)(f)	6,867	6,729,851
Series B-3, 10.00%, 07/01/19(c)(e)(f)	6,867	6,729,850
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	15,952,248
Series C-2, 5.40%, 07/01/18(e)(f)	18,870	15,954,828
Series C-4, 5.40%, 07/01/20(e)(f)	1,908	1,612,772
Series CCC, 5.25%, 07/01/26(e)(f)	8,495	6,757,288
Series CCC, 5.25%, 07/01/28(e)(f)	3,120	2,481,782
Series TT, 5.00%, 07/01/19	3,620	2,879,504
Series TT, 5.00%, 07/01/20	1,690	1,344,299
Series WW, 5.50%, 07/01/17(e)(f)	4,300	3,420,405
Series WW, 5.50%, 07/01/21	1,000	795,443
Series WW, 5.38%, 07/01/24(e)(f)	4,545	3,615,288
Series WW, 5.25%, 07/01/25	2,300	1,829,519
Series WW, 5.25%, 07/01/33(e)(f)	2,725	2,167,582
Series WW, 5.50%, 07/01/49(e)(f)	6,025	4,792,544
Series XX, 5.25%, 07/01/35(e)(f)	1,310	1,042,030
Series XX, 5.75%, 07/01/36(e)(f)	1,825	1,451,684
Series A, RB, 5.00%, 07/01/29(e)(f)	5,540	4,406,754
Series A, RB, 7.00%, 07/01/33(e)(f)	7,445	6,197,963
Series A, RB, 5.00%, 07/01/42(e)(f)	23,970	19,066,769
Series A, RB, 7.00%, 07/01/43(e)(f)	3,350	2,788,875
Series WW, RB, 5.50%, 07/01/38(e)(f)	3,980	3,165,863
Series XX, RB, 5.25%, 07/01/27(e)(f)	2,630	2,092,015
Series XX, RB, 5.25%, 07/01/40(e)(f)	36,125	28,735,378
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	7,025	5,587,987
Series AAA, 5.25%, 07/01/25	5,750	4,573,797
Series AAA, 5.25%, 07/01/28(e)(f)	4,870	3,873,807
Series BBB, 5.40%, 07/01/28	9,505	7,560,686

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series DDD, 5.00%, 07/01/19(e)(f)	$2,000	$1,590,886
Series DDD, 5.00%, 07/01/20	1,810	1,439,752
Series UU, 0.00%, 07/01/18(c)(e)(f)	1,165	873,750
Series UU, 1.00%, 07/01/31(b)(e)(f)	12,285	9,213,750
Series UU, 1.00%, 07/01/49(b)(e)(f)	11,695	8,771,250
Series V, 5.50%, 07/01/20	6,440	5,122,653
Series ZZ, 5.25%, 07/01/18(e)(f)	10,185	8,101,587
Series ZZ, 5.25%, 07/01/19	4,745	3,774,377
Series ZZ, 5.25%, 07/01/24(e)(f)	1,435	1,141,461
Series ZZ, 5.25%, 07/01/25	2,440	1,940,881
Puerto Rico Electric Power Authority, Refunding RB, BAB, 6.13%, 07/01/40	13,440	10,690,754
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl Facs Fing Authority, Refunding RB
5.00%, 07/01/27	450	483,606
5.00%, 07/01/28	400	432,673
5.00%, 07/01/29	470	511,311
5.00%, 07/01/30	600	655,836
5.00%, 07/01/31	500	548,779
5.00%, 07/01/32	500	548,348
5.00%, 07/01/33	500	542,754
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	4,554	4,246,878
Series A-1, Restructured, 4.75%, 07/01/53	86,193	80,636,137
Series A-1, Restructured, 5.00%, 07/01/58	6,475	6,273,381
Series A-2, Restructured, 4.54%, 07/01/53	14,353	12,997,646
Series A-2, Restructured, 4.78%, 07/01/58	39,524	36,861,663
Series A-2, Restructured, 4.33%, 07/01/40	52,906	50,244,352
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	3,745	2,895,267
Series A-1, Restructured, 0.00%, 07/01/31	4,464	3,142,352
Series A-1, Restructured, 0.00%, 07/01/33	6,377	4,036,424
Series A-1, Restructured, 0.00%, 07/01/46	54,480	15,536,443
Series B-1, Restructured, 0.00%, 07/01/46	18,521	5,302,544

		750,063,171

Rhode Island — 0.2%
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing
2.50%, 04/01/45	10,000	7,625,910
Series 71, (GNMA), 2.75%, 10/01/34	3,965	3,532,751

		11,158,661

South Carolina — 2.4%
County of Dorchester South Carolina, SAB(a)
5.88%, 10/01/40	2,310	2,370,730
6.00%, 10/01/51	6,240	6,331,722
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	10,000	10,440,630
South Carolina Jobs-Economic Development Authority, Refunding RB
7.50%, 08/15/62(a)	6,915	6,845,552
Series A, 5.00%, 05/01/38	10,000	10,589,160
Series A, 5.00%, 05/01/43	5,000	5,287,030
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/49	10,000	10,099,920

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, RB (continued)
Series E, 5.00%, 12/01/48	$10,000	$10,148,730
Series E, 5.50%, 12/01/53	5,000	5,080,615
Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,379,375
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50	10,950	13,355,332
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,075,805
Series B, 5.00%, 12/01/41	5,000	5,149,210
Series C, 5.00%, 12/01/46	10,000	10,108,650
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 1.75%, 01/01/26	1,110	1,065,649
Series A, 1.85%, 01/01/27	955	910,114
Series A, 1.88%, 07/01/27	910	864,116
Series A, 2.40%, 07/01/32	1,090	1,018,735
Series A, 2.80%, 07/01/34	1,135	1,037,155
Series A, 3.00%, 07/01/39	2,195	1,967,822
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	895	835,154
Series B, 2.45%, 07/01/32	900	816,490
South Carolina Transportation Infrastructure Bank, Refunding RB
Series B, 5.00%, 10/01/30	10,000	11,580,540
Series B, 5.00%, 10/01/31	21,120	24,678,783
State of South Carolina, GO
Series A, 5.00%, 04/01/38	5,000	5,817,785
Series A, 5.00%, 04/01/39	5,000	5,804,340

		162,659,144

Tennessee — 0.7%
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/32	1,000	1,119,037
Series A, Subordinate, 5.00%, 07/01/33	1,000	1,109,113
Series A, Subordinate, 5.00%, 07/01/35	1,000	1,094,244
Series A, Subordinate, 5.00%, 07/01/36	1,435	1,561,666
Series A, Subordinate, 5.00%, 07/01/44	10,000	10,647,600
Series A, Subordinate, 4.00%, 07/01/49	5,000	4,693,600
Series A, Subordinate, 4.00%, 07/01/54	5,000	4,689,965
New Memphis Arena Public Building Authority, RB, CAB
4.00%, 04/01/29(g)	625	584,496
4.00%, 04/01/30(g)	750	704,133
4.00%, 04/01/31(g)	650	611,438
0.00%, 04/01/32(c)	1,500	1,045,072
0.00%, 04/01/33(c)	1,600	1,060,176
0.00%, 04/01/34(c)	1,500	943,045
0.00%, 04/01/35(c)	1,500	894,889
0.00%, 04/01/36(c)	1,500	848,665
0.00%, 04/01/37(c)	1,600	855,746
0.00%, 04/01/38(c)	700	353,228
0.00%, 04/01/39(c)	750	357,545
0.00%, 04/01/41(c)	810	342,407
0.00%, 04/01/42(c)	850	340,433
0.00%, 04/01/43(c)	1,700	644,572
0.00%, 04/01/44(c)	1,800	646,954
0.00%, 04/01/45(c)	2,000	682,548

Security	Par (000)	Value

Tennessee (continued)
New Memphis Arena Public Building Authority, RB, CAB (continued)
0.00%, 04/01/46(c)	$1,700	$550,649
Tennessee Housing Development Agency, Refunding RB, S/F Housing
3.85%, 07/01/42(h)(k)	5,100	5,041,304
Series 2019-4, 2.65%, 07/01/34	1,685	1,644,547
Series 2019-4, 2.90%, 07/01/39	3,790	3,724,319

		46,791,391

Texas — 3.9%
Arlington Higher Education Finance Corp., RB(a)
6.25%, 08/15/24	195	191,391
Series A, 5.30%, 04/01/62	4,325	4,028,054
Aubrey Independent School District, GO, 4.00%, 02/15/52	6,200	5,931,949
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/30	15,000	17,577,360
City of Houston Texas Airport System Revenue, ARB, Series A, Class A, AMT, 6.63%, 07/15/38	3,000	3,003,609
City of Houston Texas Airport System Revenue, RB
Series A, Class A, AMT, 6.50%, 07/15/30	1,000	1,002,302
Series B-1, Class B-1, AMT, 5.00%, 07/15/35	7,400	7,196,907
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	5,000	5,348,765
Sub-Series D, 5.00%, 07/01/38	5,000	5,345,015
City of Lavon Texax, SA, 4.00%, 09/15/42(a)	1,000	805,131
City of Marble Falls Texas, SAB(a)
3.38%, 09/01/26	230	225,690
3.88%, 09/01/31	200	191,738
4.13%, 09/01/41	730	648,255
4.38%, 09/01/51	1,000	856,077
Conroe Independent School District GO, Series A, Class A, (PSF), 4.00%, 02/15/47	8,000	7,918,048
Dallas Independent School District, Refunding GO
Series B, (PSF), 4.00%, 08/15/27	6,750	6,826,876
Series B, (PSF), 4.00%, 08/15/29	9,000	9,050,724
Eagle Mountain & Saginaw Independent School
District, GO, 4.00%, 08/15/52	1,800	1,745,340
Goose Creek Consolidated Independent School
District, GO, (PSF), 4.00%, 02/15/50	8,615	8,339,001
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	10,000	9,502,730
Hidalgo County Regional Mobility Authority, RB, CAB(c)
Series A, Class A, 0.00%, 12/01/42	3,000	1,060,740
Series A, Class A, 0.00%, 12/01/43	3,000	1,005,405
Series A, Class A, 0.00%, 12/01/44	3,000	948,915
Series A, Class A, 0.00%, 12/01/45	4,000	1,191,724
Series A, Class A, 0.00%, 12/01/46	6,000	1,679,190
Series A, Class A, 0.00%, 12/01/47	6,125	1,590,405
Series A, Class A, 0.00%, 12/01/48	7,130	1,724,212
Series A, Class A, 0.00%, 12/01/49	7,135	1,604,676
Series A, Class A, 0.00%, 12/01/50	5,145	1,078,526
Series A, Class A, 0.00%, 12/01/52	6,945	1,273,602
Series A, Class A, 0.00%, 12/01/53	10,000	1,734,120
Series A, Class A, 0.00%, 12/01/54	11,500	1,915,153
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47	25,000	24,448,800

13

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Leander Independent School District, GO, CAB, Series C, (PSF), 0.00%, 08/15/24(c)(j)	$95,000	$32,164,795
Manheim Township School District, GO, (PSF), 4.00%, 08/01/47	5,000	4,845,905
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	15,000	13,608,840
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/39(a)	1,210	1,225,829
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Class A, 6.63%, 10/01/43	4,930	4,955,143
Series A, 6.75%, 10/01/52	790	790,240
Series B2, 4.50%, 10/01/26	2,030	2,028,863
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/27	1,350	1,502,681
5.00%, 10/01/51	5,000	5,361,950
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(a)	6,415	6,127,101
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(a)	17,000	13,575,775
Sanger Independent School District, GO, 4.00%, 08/15/47	3,380	3,278,877
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	5,777,145
Series A, 5.00%, 12/31/31	10,000	10,722,560
Series A, 5.00%, 12/31/32	5,000	5,340,530
Series A, 5.00%, 12/31/34	5,000	5,294,935
Series A, 5.00%, 12/31/35	5,000	5,271,025
Series A, 5.00%, 12/31/36	5,000	5,255,270

		264,117,894

Utah — 1.5%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/28	1,000	1,105,383
Series A, AMT, 5.00%, 07/01/29	3,500	3,911,803
Series A, AMT, 5.00%, 07/01/30	7,670	8,488,036
Series A, AMT, 5.00%, 07/01/31	11,490	12,917,138
Series A, AMT, 5.00%, 07/01/33	6,110	6,751,556
Series A, AMT, 5.00%, 07/01/46	35,000	36,476,020
City of Salt Lake City Utah Public Utilities Revenue, RB
5.00%, 02/01/50	5,845	6,232,085
5.00%, 02/01/52	5,000	5,445,335
Nebo School District, Refunding, GO, 5.00%, 07/01/35	7,645	8,961,110
Utah Charter School Finance Authority, RB(a)
5.63%, 06/15/26	350	352,099
5.00%, 06/15/42	1,190	1,114,584
5.00%, 06/15/52	3,580	3,186,744
5.63%, 06/15/54	4,945	4,515,289
5.00%, 06/15/57	2,590	2,260,309
Utah State Board of Regents, RB
2.55%, 06/01/38	1,250	1,027,443
2.63%, 06/01/39	1,250	1,021,006

		103,765,940

Security	Par (000)	Value

Virginia — 2.1%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	$1,050	$854,417
Series A, 5.50%, 03/01/46	6,210	4,532,797
Cherry Hill Community Development Authority, SAB(a)
5.15%, 03/01/35	1,000	1,004,691
5.40%, 03/01/45	1,995	1,995,880
Chesapeake Bay Bridge & Tunnel District, RB
(AGM), 5.00%, 07/01/41	5,000	5,262,735
5.00%, 07/01/51	5,000	5,191,080
Dulles Town Center Community Development Authority, Refunding SAB, 4.00%, 03/01/23	1,000	999,539
FHLMC Multifamily VRD Certificates, Series M053, Class A, 2.55%, 06/15/35	19,675	17,472,957
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	125,219
4.00%, 07/01/47(a)	1,960	1,621,194
5.00%, 07/01/48	365	350,588
Henrico County Economic Development Authority, Refunding RB, 5.00%, 06/01/23	420	420,264
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(c)	25,115	8,063,648
Lower Magnolia Green Community Development Authority, SAB(a)
5.00%, 03/01/35	2,865	2,869,802
5.00%, 03/01/45	2,950	2,840,405
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	15,285	14,351,637
Virginia Commonwealth Transportation Board, RB
5.00%, 05/15/29	2,165	2,505,641
5.00%, 05/15/30	3,115	3,654,119
5.00%, 05/15/31	3,320	3,937,822
5.00%, 05/15/33	4,300	5,101,047
Virginia Housing Development Authority, RB, M/F Housing, Series A, 3.65%, 03/01/43	5,000	4,541,850
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	5,000	5,088,240
AMT, 5.00%, 12/31/52	10,000	10,168,420
AMT, 5.00%, 12/31/56	5,000	5,078,285
Virginia Small Business Financing Authority, Refunding RB
AMT, Senior Lien, 4.00%, 01/01/29	175	179,903
AMT, Senior Lien, 4.00%, 07/01/29	2,000	2,052,978
AMT, Senior Lien, 4.00%, 01/01/30	3,000	3,074,991
AMT, Senior Lien, 4.00%, 07/01/30	2,350	2,404,111
AMT, Senior Lien, 4.00%, 01/01/31	2,955	3,003,329
AMT, Senior Lien, 4.00%, 07/01/31	3,250	3,321,428
AMT, Senior Lien, 4.00%, 01/01/32	2,750	2,787,845
AMT, Senior Lien, 4.00%, 07/01/32	2,750	2,785,654
AMT, Senior Lien, 4.00%, 01/01/33	1,250	1,230,556
AMT, Senior Lien, 4.00%, 07/01/33	1,130	1,105,688
AMT, Senior Lien, 4.00%, 01/01/34	1,000	973,253
AMT, Senior Lien, 4.00%, 07/01/34	1,000	968,366
AMT, Senior Lien, 4.00%, 01/01/35	1,155	1,112,908
AMT, Senior Lien, 4.00%, 07/01/35	1,275	1,222,461
AMT, Senior Lien, 4.00%, 01/01/36	2,500	2,383,343
AMT, Senior Lien, 4.00%, 01/01/37	1,425	1,372,541

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB (continued)
AMT, Senior Lien, 4.00%, 01/01/38	$1,500	$1,435,769
AMT, Senior Lien, 4.00%, 01/01/39	1,250	1,190,554
AMT, Senior Lien, 4.00%, 01/01/40	1,250	1,182,476

		141,820,431

Washington — 1.6%
King County Housing Authority, Refunding RB, (HUD SECT 8), 2.75%, 01/01/40	1,900	1,513,950
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,170,325
Pierce County School District No. 10 Tacoma, Refunding GO, (GTD), 1.73%, 12/01/31	4,525	3,693,880
Port of Seattle Washington, ARB
Series B, AMT, 5.00%, 05/01/27	3,400	3,718,036
Class C, AMT, Intermediate Lien, 5.00%, 08/01/33	11,615	12,765,675
Seattle Housing Authority, Refunding RB, M/F Housing, (HUD SECT 8), 3.50%, 12/01/35	1,500	1,407,319
Washington Health Care Facilities Authority, Refunding RB
4.00%, 10/01/42(b)	25,000	26,541,300
Series A, 5.00%, 08/01/37	5,000	5,319,180
Washington State Convention Center Public Facilities District, RB
4.00%, 07/01/31	11,045	10,575,510
Series B, 3.00%, 07/01/58	6,790	4,509,803
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	36,613	33,407,868

		108,622,846

West Virginia — 0.1%
Tobacco Settlement Finance Authority, Refunding RB, Series A, Class 1, 4.31%, 06/01/49	10,000	7,932,340

Wisconsin — 3.0%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,380,516
AMT, 4.25%, 07/01/54	3,060	2,263,124
Public Finance Authority, RB(a)
6.00%, 06/15/24	265	263,569
6.75%, 11/01/24	21,420	19,319,812
5.00%, 04/01/40	1,175	1,192,550
7.00%, 11/01/46	5,085	5,096,690
5.00%, 04/01/50	1,470	1,455,490
Class B, 7.00%, 12/01/30	2,000	1,906,628
Series A, 6.25%, 10/01/31	1,285	1,253,227
Series A, 5.00%, 06/15/41	785	716,214
Series A, 7.00%, 10/01/47	1,285	1,198,295
Series A, 5.00%, 06/15/51	885	757,494
Series A, 5.00%, 06/15/56	970	809,554
Series A-2, 5.00%, 01/01/24	985	984,240
Series B, 5.50%, 06/15/25	555	546,313
Series B, 5.62%, 06/01/29	850	817,435
Public Finance Authority, Refunding RB
Series A, 5.00%, 10/01/34(a)	2,620	2,721,072
Series A, 5.00%, 10/01/39(a)	6,155	6,305,557
Series A, 4.00%, 12/01/51	650	543,648
Series B, 6.13%, 10/01/49(a)	8,530	8,355,758
AMT, 4.00%, 08/01/35	4,840	4,350,511

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Series B, 5.00%, 02/15/42	$10,000	$10,288,110
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 04/01/39	16,835	16,222,694
5.00%, 12/15/44	10,000	10,210,110
4.00%, 12/01/46	19,000	17,605,172
4.00%, 12/01/51	75,000	68,081,325
Series A, 5.00%, 11/15/35	10,000	10,600,700
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series A, 3.00%, 03/01/52	10,465	10,190,618

		205,436,426

Total Municipal Bonds — 88.6% (Cost: $6,726,230,695)		6,042,209,000

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/47	10,000	10,316,843
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	10,698,968

		21,015,811

California — 2.2%
California Educational Facilities Authority, Refunding RB
5.00%, 09/01/45	10,490	11,301,366
5.00%, 10/01/46	10,000	10,907,528
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/43	10,000	10,285,267
Series A, 5.00%, 08/15/52(j)	10,000	10,269,635
California Infrastructure & Economic Development Bank, RB
5.00%, 05/15/47	10,000	10,722,810
5.00%, 05/15/52	10,000	10,692,460
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	10,579,430
Chaffey Joint Union High School District, GO, Series C, Class C, 5.25%, 08/01/47	10,000	10,686,920
Chino Valley Unified School District, GO, Series A, 5.25%, 08/01/47	10,000	10,686,960
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/45	10,000	10,257,163
Series A, AMT, 5.25%, 05/15/48	10,000	10,579,145
East Bay Municipal Utility District Water System Revenue, RB, Series A, Class A, 5.00%, 06/01/42	10,000	10,903,275
Manteca Unified School District, GO, Series A, 5.00%, 08/01/40	10,000	10,589,457
San Marcos Unified School District, GO, Series C, 5.00%, 08/01/40(j)	10,000	10,380,341

		148,841,757

15

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 2021, 5.00%, 12/01/45	$10,000	$10,365,073
State of Connecticut Special Tax Revenue, RB, Series D, Class D, 4.00%, 11/01/39	10,000	9,798,585

		20,163,658

District of Columbia — 0.5%
District of Columbia Water & Sewer Authority, RB
Series A, 5.00%, 10/01/52	10,000	10,609,238
Series A, Class A, Sub-Lien, 5.00%, 10/01/44(j)	10,000	10,279,595
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, AMT, 5.00%, 10/01/42	10,000	10,422,768

		31,311,601

Florida — 0.5%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	10,749,518
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	2,280	2,320,031
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,000	10,257,148
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	10,250,080

		33,576,777

Georgia — 1.2%
City of Atlanta GA Department of Aviation, ARB, Series B, AMT, 5.00%, 07/01/44	10,000	10,526,180
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	21,036,778
Clarke County Hospital Authority, Refunding RB, Series A, Class A, 5.00%, 07/01/46(l)	10,000	10,400,743
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49(l)	10,000	10,492,228
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, Class A, (GTD), 5.50%, 08/15/54(j)	10,000	10,739,218
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 3.55%, 12/01/42	10,000	9,012,143
Georgia State Road & Tollway Authority, RB, Series A, 4.00%, 07/15/43	10,000	9,986,533

		82,193,823

Indiana — 0.1%
Indiana Finance Authority, Refunding RB, 5.00%, 11/01/41	10,000	10,276,343

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, 5.00%, 08/01/42	10,000	10,755,318

Maryland — 0.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43(j)	10,000	10,343,799
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	10,422,060

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, Series A, 5.00%, 05/01/47	$6,590	$7,140,104
Maryland Stadium Authority, Refunding RB, Series A, 5.00%, 05/01/47	3,410	3,694,651

		31,600,614

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	10,275,950

Michigan — 0.7%
Michigan Finance Authority, Refunding RB
5.00%, 12/01/45	9,855	10,206,003
5.00%, 12/01/45(j)	145	150,164
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	10,000	9,673,658
Series A, 4.15%, 10/01/53(l)	20,000	18,899,020
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/44	10,000	9,614,813

		48,543,658

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46(j)	10,000	10,353,854

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	10,129,758
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 5.00%, 03/01/57	10,000	10,565,408
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/47	10,000	10,677,478
Series B, 5.00%, 05/01/45	6,785	7,252,410
Series B, 5.00%, 05/01/45(j)	3,215	3,436,477

		42,061,531

New Jersey — 0.1%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/45	10,000	9,586,695

New York — 1.5%
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	10,000	10,540,975
Metropolitan Transportation Authority, Refunding RB, Sub-Series B-1, 5.00%, 11/15/46	10,000	10,572,663
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	9,245	7,999,645
New York City Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	20,000	20,920,645
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	10,000	10,340,965
Series A, 5.00%, 03/15/45	10,000	10,641,620
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	10,424,825
Port Authority of New York & New Jersey, Refunding ARB, Series 194th, 5.00%, 10/15/41	10,000	10,499,448
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/37	10,000	10,759,260

		102,700,046

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 0.7%
City of Charlotte North Carolina Airport Special Facilities Revenue, ARB
Series A, 5.00%, 07/01/42	$10,000	$10,555,015
Series A, 5.00%, 07/01/47	10,000	10,457,725
City of Charlotte North Carolina Airport Special
Facilities Revenue, Refunding ARB, Series A, 4.00%, 07/01/51	10,000	9,529,103
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55(j)	10,000	10,760,862
North Carolina Housing Finance Agency, RB, S/F Housing
Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	5,290	5,000,248
Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	1,845	1,725,323

		48,028,276

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Sereis C, 5.00%, 01/01/47	10,000	10,493,385

Oregon — 0.5%
Oregon Health & Science University, Refunding RB, Series A, 4.00%, 07/01/51	10,000	9,303,875
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	11,150,965
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	10,730,488

		31,185,328

Pennsylvania — 0.8%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	10,000	10,302,400
Lancaster County Hospital Authority, Refunding RB, 5.00%, 08/15/46	10,000	10,377,333
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 127B, 3.55%, 10/01/33	9,920	9,725,598
Philadelphia Authority for Industrial Development, RB, Series A, 5.00%, 07/01/42(j)	20,000	20,924,350

		51,329,681

Tennessee — 0.3%
Metropolitan Nashville Airport Authority, ARB, Series A, Subordinate, 5.00%, 07/01/49	10,000	10,603,485
Tennessee Housing Development Agency, RB, S/F Housing
Series 3, 3.85%, 07/01/43	6,099	6,158,696
Series 3, 3.95%, 01/01/49	6,079	5,999,967
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.85%, 07/01/42	25	97,653

		22,859,801

Texas — 0.9%
Alamo Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46(j)	10,000	10,673,578

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 3.50%, 02/01/48(j)	$10,000	$10,101,803
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	10,604,858
Midlothian Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	10,000	10,534,848
Port Authority of Houston of Harris County Texas, ARB, 5.00%, 10/01/51	10,000	10,723,898
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	10,746,553

		63,385,538

Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/51	10,000	10,419,483
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/38(j)	10,000	10,707,282

		21,126,765

Virginia — 0.9%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	10,735,633
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	10,000	10,316,153
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	10,625,618
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	10,482,410
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	10,000	9,365,645
Series D, 4.00%, 10/01/53	10,000	9,069,330

		60,594,789

Washington — 1.1%
Central Puget Sound Regional Transit Authority, RB, Series S-1, Class S1, 5.00%, 11/01/46	10,000	11,743,673
King County Housing Authority, Refunding RB, (GTD), 3.50%, 05/01/38	10,000	9,442,758
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	10,657,788
Snohomish County Public Utility District No. 1, RB, Series A, 5.00%, 12/01/51	10,000	10,903,705
State of Washington, GO, Series B, 5.00%, 02/01/33	10,000	10,604,920

17

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Series D, 5.00%, 10/01/38	$10,000	$10,334,668
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	10,400,635

		74,088,147

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.6% (Cost: $1,035,045,887)		996,349,146

Total Long-Term Investments — 104.8% (Cost: $7,893,077,779)		7,145,983,912

	Shares

Short-Term Securities

Money Market Funds — 3.8%

BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.19%(m)(n)	255,230,348	255,255,871

Total Short-Term Securities — 3.8% (Cost: $255,254,125)		255,255,871

Total Investments — 108.6% (Cost: $8,148,331,904)		7,401,239,783

Other Assets Less Liabilities — 1.5%		104,558,171

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.1)%		(689,100,388)

Net Assets — 100.0%		$6,816,697,566

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	When-issued security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2024 to October 1, 2044, is $23,227,153.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$181,906,552	$73,384,322	(a)	$—	$(21,032)	$(13,971)	$255,255,871	255,230,348	$424,558	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	6,163	12/20/22	$718,664	$5,577,701
U.S. Long Bond	3,664	12/20/22	496,472	1,740,548
5-Year U.S. Treasury Note	3,086	12/30/22	341,533	1,628,288

				$8,946,537

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$107,425,766	$—	$107,425,766
Municipal Bonds	—	6,027,245,570	14,963,430	6,042,209,000
Municipal Bonds Transferred to Tender Option Bond Trusts	—	996,349,146	—	996,349,146
Short-Term Securities
Money Market Funds	255,255,871	—	—	255,255,871

	$255,255,871	$7,131,020,482	$14,963,430	$7,401,239,783

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$8,946,537	$—	$—	$8,946,537

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $687,397,384 are categorized as Level 2 within the fair value hierarchy.

19

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Strategic Municipal Opportunities Fund

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.-Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	20